Restricted Net Assets or Parent Company’s Condensed Financial Statements	12 Months Ended
Dec. 31, 2023
Restricted Net Assets Or Parent Company’S Condensed Financial Statements [Abstract]
RESTRICTED NET ASSETS OR PARENT COMPANY’S CONDENSED FINANCIAL STATEMENTS

NOTE 20 — RESTRICTED NET ASSETS OR PARENT COMPANY’S CONDENSED FINANCIAL STATEMENTS

The following condensed financial statements present the financial position and results of operations of Hongli Group Inc. (the Parent Company), which is a holding company with several subsidiaries. The condensed financial information is provided in accordance with Schedule I of Article 5-04 of Regulation S-X, issued by the U.S. Securities and Exchange Commission.

CONDENSED BALANCE SHEETS (UNAUDITED)

As of December 31,
2023
Assets
Cash	$4,676
Due from subsidiaries, net	7,422,613
Investment in subsidiaries	13,680,265
Total Assets	$21,107,554

Labilities and Equity
Current liability	$1
Total Liabilities	1
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 11,752,180 and 10,000,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	1,224
Additional paid-in capital	8,036,676
Statutory reserves	370,683
Retained earnings	13,605,705
Accumulated other comprehensive loss	(906,735)
Total Hongli Group Inc. stockholders’ equity	21,107,553
Total Liabilities and Equity	$21,107,554

CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED)

For the Year Ended December 31,

2023
Revenue
Share of profit in subsidiaries	$864,733
Total operating expenses	(11)
Net income	864,722
Other comprehensive income:
Foreign currency translation adjustments	(274,407)
Comprehensive income	$590,315

CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED)

For the Years Ended December 31,

2023
Cash Flows from Operating Activities
Net income	$864,722
Non cash adjustment	(864,733)
Adjustments to reconcile net income to net cash used in operating activities:
Increase in accrued liabilities	1
Net Cash Used in Operating Activities	(10)

Cash Flows from Investing Activities:
Advance to subsidiary	(8,368,965)
Net Cash Used in Investing Activities	(8,368,965)

Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs	7,228,964
Proceeds from exercise of option, net of costs	1,144,687
Net Cash Provided by Financing Activities	8,373,651

Net increase in cash and cash equivalents	4,676
Cash and cash equivalents - beginning of the period	-
Cash and cash equivalents - end of the period	$4,676

Non-cash investing and financing activities:
Offering costs paid by subsidiary	$946,352

*	The share amounts are presented on a retroactive basis

There were no reportable transactions as of December 31, 2022 and 2021 as the parent company was formed in 2021 and only serves as a holding company with minimal transactions.